Tax (Tables)	6 Months Ended
Jun. 30, 2016
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q16
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	44
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	63
Other non-deductible expenses	(109)
Changes in deferred tax valuation allowance	(46)
Lower taxed income	60
Change in recognition of outside basis difference	145
Other	(136)
Income tax expense	21

Effective tax rate	Effective tax rate
in	2Q16	1Q16	2Q15	6M16	6M15
Effective tax rate (%)	10.6	37.0	35.6	55.4	33.7

Net deferred tax assets
Net deferred tax assets
end of	2Q16	1Q16
Net deferred tax assets (CHF million)
Deferred tax assets	6,319	6,341
of which net operating losses	2,594	2,348
of which deductible temporary differences	3,725	3,993
Deferred tax liabilities	(48)	(50)
Net deferred tax assets	6,271	6,291